Financial Instruments and Derivatives (Details) (HKD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Derivatives, Fair Value [Line Items]
Derivative liabilities	54	418	811
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Consolidated Balance Sheet Presentation	Other payables and accruals
Derivative liabilities	54	418	811